INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
Schedule of Inventories
	December 31,
	2011	2012

Raw materials	$12,135	$11,626
Work-in-progress	540	785
Finished goods	35,410	38,139

	$48,085	$50,550